Income Tax (Details) - Schedule of income tax expense (benefit) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Income Tax Expense Benefit [Abstract]
Current income tax expense	$ 15,161	$ 22,027	$ 478,349	$ 16,875	$ 26,120
Deferred income tax benefit	(7,983)	(143,245)
Income tax expense (benefit)	$ 7,178	$ (121,218)	$ (1,637,485)	$ 342,156	$ 91,991